Nov. 14, 2022
Baillie Gifford Health Innovation Equities Fund
Baillie Gifford Health Innovation Equities Fund

BAILLIE GIFFORD FUNDS

Baillie Gifford Health Innovation Equities Fund

(The “Fund”)

Supplement dated November 14, 2022 to the prospectus of the Fund dated April 29, 2022, as supplemented or revised from time to time (the “Prospectus”).

1.	The first sentence in the fourth paragraph of the section titled “Principal Investment Strategies” relating to the Fund in the “Fund Summaries” section of the Prospectus is restated in its entirety as follows:

The portfolio managers select companies without being constrained by the Fund’s primary performance benchmark, the MSCI ACWI Index, or by any healthcare-specific index (such as the Fund’s secondary performance benchmark, the MSCI ACWI Health Care Index).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE